Non-controlling interest (Tables)	9 Months Ended
May 31, 2023
Notes and other explanatory information [abstract]
Schedule of summarized financial information

	Three months ended May 31,		Nine months ended May 31,
Income Statement	2023	2022	2023	2022
Revenue	$9,317	$5,732	$29,133	$9,066
Comprehensive income for the period	1,979	2,793	8,638	4,528

Statement of Financial Position	May 31, 2023	August 31, 2022
Current assets	$9,945	$7,253
Non-current assets	65,875	53,789
Current liabilities	(11,966)	(8,602)
Non-current liabilities	(6,475)	(2,815)
Advances from parent, net	(36,840)	(37,725)